Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000162163 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000162163 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000162163 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000162163 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000162163 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000162163 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162163 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162163 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162163 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162163 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162163 | Sector EquityEnergy
Holdings [Line Items]
Percent of Total Investments	1.60%
C000162163 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000162163 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000162163 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	10.10%
C000162163 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000162163 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	19.50%
C000162163 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.20%
C000162163 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000162163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020637 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000020637 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000020637 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000020637 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000020637 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020637 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020637 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020637 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020637 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020637 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020637 | Sector EquityEnergy
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020637 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000020637 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000020637 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	10.10%
C000020637 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000020637 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	19.50%
C000020637 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.20%
C000020637 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000020637 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%